CUSTOMER INFORMATION	12 Months Ended
Dec. 31, 2014
CUSTOMER INFORMATION
CUSTOMER INFORMATION

23. CUSTOMER INFORMATION

        There was no customer who accounted for 10% or more of net revenues for the years ended December 31, 2012, 2013 and 2014.

        Details of customers accounting for 10% or more of accounts receivable were as follows:

	December 31,
	2013	2014
A (i)	*	66.47%
B (ii)	24.41%	12.91%
C (iii)	37.30%	*
(i)

A is a film distributor which is responsible for collecting the Group's distribution revenues from certain theater circuits and then remitting the collected amounts to the Group. Accounts receivable with A relate to distribution revenues generated by both A and certain other theater circuits.

(ii)	B is one of the Group's co-investors, which is responsible for distributing one television series in 2012 and collecting the revenues from other TV stations.
(iii)

C is a theater circuit that is responsible for collecting the Group's distribution revenues from certain other theater circuits and then remitting the collected amounts to the Group. Accounts receivable with C relate to distribution revenues generated by both C and certain other theater circuits.

*	Less than 10%